Earnings/(Loss) Per Share (Details) - Schedule of basic and diluted loss per ordinary share - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerators
Net profit/(loss)		$ (8,845)	$ (16,704)	$ 403
Less: Net income allocated to Series Angel and Series Pre-A preferred share				(403)
Accretion on mezzanine equities			(1,064)
Adjusted net profit (loss)		$ (8,845)	$ (17,768)
Denominators
Weighted average number of ordinary shares outstanding-Basic and diluted (in Shares)	[1],[2]	19,224,614	12,447,760	12,447,760
Loss per ordinary share-Basic and diluted (in Dollars per share)	[2]	$ (0.4601)	$ (1.4274)

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022
[2]	The shares and per share data are presented on a retroactive basis to reflect the reorganization.